Short-Term and Long-Term Debt (Details) - Schedule of debt maturities - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule of debt maturities [Abstract]
2021	$ 9
2022	1,029
2023		$ 1,900
2024
2025
Thereafter	1,908
Total debt, net of debt discount	$ 2,946